UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07850

                                 PNC Advantage Funds

(Exact name of Registrant as specified in charter)

One East Pratt Street – 5th Floor

                                             Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                                     Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders is attached herewith.

PNC Funds

PNC Advantage Funds

May 31, 2017

Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Treasury Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC MONEY MARKET FUNDS	T A B L E O F C O N T E N T S
ANNUAL REPORT
	Letter to Shareholders	1
	Abbreviations and Definitions for Schedules of Investments and Financial Statements	4
MONEY MARKET FUNDS Government Money Market Fund Treasury Money Market Fund Advantage Institutional Treasury Money Market Fund	Summary of Portfolio Holdings/Yields	6
	Expense Tables	8
	Trustees and Officers of the Trust	9
	Report of Independent Registered Public Accounting Firm	12
OTHER PNC FUNDS
TARGET DATE FUNDS

  Retirement Income Fund

  Target 2020 Fund

  Target 2030 Fund

  Target 2040 Fund

  Target 2050 Fund

  EQUITY FUNDS

  Balanced Allocation Fund

  Emerging Markets Equity Fund

  International Equity Fund

  International Growth Fund

  Multi-Factor All Cap Fund
(f/k/a Large Cap Core Fund)

  Multi-Factor Large Cap Growth Fund
(f/k/a Large Cap Growth Fund)

  Multi-Factor Large Cap Value Fund
(f/k/a Large Cap Value Fund)

  Multi-Factor Small Cap Core Fund

  Multi-Factor Small Cap Growth Fund

  Multi-Factor Small Cap Value Fund

  S&P 500 Index Fund

  Small Cap Fund

  FIXED INCOME FUNDS

		Financial Highlights	Schedule of Investments
	Government Money Market Fund	13	16
	Treasury Money Market Fund	14	20
	Advantage Institutional Treasury Money Market Fund	15	22
	Statements of Assets and Liabilities		24
	Statements of Operations		26
	Statements of Changes in Net Assets		28
	Notes to Financial Statements		29
	Notice to Shareholders		37

  Bond Fund

  Government Mortgage Fund

  Intermediate Bond Fund

  Limited Maturity Bond Fund

  Total Return Advantage Fund

  Ultra Short Bond Fund

  TAX EXEMPT BOND FUNDS

  Intermediate Tax Exempt Bond
  Fund

  Maryland Tax Exempt
  Bond Fund

  Ohio Intermediate Tax Exempt
  Bond Fund

  Tax Exempt Limited Maturity
  Bond Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

	NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and PNC Advantage Funds and receives fees for its services. PNC Funds and PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2017 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

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L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this annual report for PNC Money Market Funds for the twelve months ended May 31, 2017 (the “annual period”).

Please note that in connection with the July 2014 amendments to Rule 2a-7 under the Investment Company Act of 1940 (the “Amended Rule”), which is the primary rule governing the operation of money market funds, the final deadline passed during the annual period for money market funds to be compliant with certain requirements of the Amended Rule. As of October 14, 2016, PNC Money Market Funds are in compliance with all requirements of the Amended Rule. Further, PNC Capital Advisors, LLC (the “Adviser”) manages PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund, so that on and after October 14, 2016, each qualifies as a “government money market fund” under the Amended Rule, enabling each to continue to seek to maintain a stable net asset value (“NAV”) per share of one dollar.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the annual period.

Economic Review

The U.S. economy improved during the annual period despite spikes of volatility in the capital markets. Indeed, the domestic economy had already been on the upswing prior to the U.S. elections and may have received further stimulus through enhanced expectations of a unified, more business-friendly government at the federal level. U.S. Gross Domestic Product (“GDP”) jumped to a 3.5% annualized rate in the third quarter of 2016 from an approximately 1% growth rate in the first half of 2016. U.S. GDP then posted a 2.1% increase in the fourth quarter of 2016 before slowing to a 1.2% pace in the first quarter of 2017. While sluggish in comparison to the two prior quarters, it is worth noting that the U.S. economy has been growing since the Great Recession ended in June 2009, making this expansion the third longest in history. Also, during the first quarter of 2017, consumer confidence and expectations about the economy, as measured by the Conference Board, were at their highest levels since 2000. Small-business confidence, as measured by the National Federation of Independent Business survey, was at its highest level since the mid-2000s. After the U.S. administration was unsuccessful in its first attempt to pass a healthcare bill in the spring of 2017, investors became concerned about its ability to enact legislation on that and other proposed initiatives. Still, at the end of May 2017, the unemployment rate stood at 4.3%. Non-farm payrolls were increasing, and wage gains were slowly rising. Retail sales had picked up pace in April 2017, suggesting the stagnation in private spending seen in the first quarter of 2017 might have been temporary. Industrial production surged, recording the largest expansion in more than three years in April on higher core manufacturing and mining output. Most analysts agreed at the end of the annual period that U.S. GDP growth was poised to come in at a stronger rate for the second quarter of 2017 despite political storms buffeting the current administration.

Given the strength of U.S. economic data post the November 2016 elections, as well as the firming of inflation statistics, the Federal Open Market Committee (the “Fed”) voted to raise the targeted fed funds rate 25 basis points in March 2017, as it had in December 2016, bringing it to a range of 0.75% to 1.00%. (A basis point is 1/100th of a percentage point.)

Looking abroad, the world economy similarly picked up. However, while the Fed began tightening its monetary policy, the accommodative monetary stance from the European Central Bank and the Bank of Japan remained in place. Europe’s economy surprised to the upside due to cyclical factors in spite of political uncertainties, and the emerging markets’ economies overall rebounded after several years of stagnation due to weak commodity prices and increased corporate earnings expectations. Further, in notable countertrends to the populism surge, Austria, the Netherlands and France saw their respective populist, hard-right candidates lose their bids for the presidency and parliamentary majorities, as applicable. Eurozone retail sales picked up, and unemployment fell, although there was great diversion among individual countries. For example, German unemployment was below 4% in the first quarter of 2017, while French unemployment stood at 10%, and Spanish unemployment was approximately 18%. China continued on its government-targeted 6% to 7% growth path during the annual period.

“…consumer confidence and expectations about the economy…were at their highest levels since 2000.”

Commentary provided by PNC Capital Advisors, LLC as of May 31, 2017

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“Yields...[edged] higher as investors priced in...the Fed’s interest rate hikes...”

Commentary provided by PNC Capital Advisors, LLC as of May 31, 2017

A modestly weaker currency against the U.S. dollar during 2016, coupled with expansionary policies in much of last year, led to somewhat more stabilized growth year-to-date through May 2017. Against a backdrop of strengthening global demand, the People’s Bank of China gradually tightened its monetary conditions in the early months of 2017, raising its repurchase agreement rate in concert with the Fed’s March interest rate increase. Japan, by contrast, remained on its slow growth rate despite the extraordinary monetary accommodation by the Bank of Japan. While its 3% unemployment rate was the lowest it had been since the mid-1990s, cash earnings and consumption were up only modestly.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the annual period but did edge higher as investors priced in the potential, and then the reality, of the Fed’s interest rate hikes in December 2016 and March 2017 and the anticipation of another increase in June 2017.

The first Fed meeting during the annual period occurred in June 2016. Although the Fed’s subsequent statement was marginally dovish, or implying lower interest rates for longer, and economic data estimates for GDP, inflation and unemployment were largely unchanged, the fed funds forecasts shifted in a materially dovish way. Median projections for 2017-2018 as well as the long-term fed funds rate estimate all came down. During the third calendar quarter, yields on traditional money market instruments rose, as Fed guidance and market expectations of future policy rates better aligned. The Fed’s September 2016 meeting was a “close call,” marking the first time in five years that three members dissented on the no action decision. Despite the division in opinions and the hawkish tone of the statement, Fed Chair Yellen suggested in her press conference that the labor market had continued room for improvement and that she did not feel the economy risked overheating. Overall, total money market assets remained unchanged during the first half of the annual period, although assets streamed out of prime money market funds and into government money market funds ahead of the mid-October 2016 compliance date of the Amended Rule requirements.

In November 2016, the surprise results of the U.S. presidential election were widely viewed as a potential regime change in fiscal policy. The U.S. Treasury yield curve steepened, as the markets began pricing in higher inflation due to greater anticipated government fiscal spending. In December 2016, in a move widely expected by the markets, the Fed raised interest rates for the second time since the 2008 global financial crisis. Fed policymakers also raised their interest rate projections on the back of continued improvement in the U.S. labor market, rising wages and the potential of fiscal policy initiatives by the new administration. After the December 2016 policy meeting, market expectations increased for additional Fed rate hikes in 2017 and money market yields generally moved higher.

Beginning in late February 2017, the Fed’s more hawkish commentary acted to reorient market expectations toward a March 2017 increase in the fed funds rate. Financial markets remained resilient, and the Fed capitalized on the opportunity for an additional policy tightening at its March meeting. The Fed left much of its forward guidance and economic projections unchanged from its December 2016 meeting. At the end of the annual period, Fed participants still expected on average two more rate increases in 2017, largely due to the possibility of a fiscal stimulus package and the consensus’ anticipation of continued improvement in the labor market along with rising wages. This expectation was partially realized as the Fed increased the targeted fed funds rate by another 0.25% at its June 2017 meeting.

Our View Ahead

At the end of the annual period, we believed the U.S. and international economies would likely continue on a path of modest acceleration and expansion in part due to stimulative monetary policies. Emerging markets, too, should see better growth, in our view, as strong consumer demand emanating from both the developed markets and emerging markets themselves are likely to help buoy world growth. Of course, volatility in oil and other commodity prices remain a key variable.

At the end of the annual period, the Fed appeared more determined to proceed with its monetary policy normalization process uninterrupted in 2017. With U.S. economic growth seemingly on better footing, the unemployment rate at or near full employment, and the

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L E T T E R  T O  S H A R E H O L D E R S

inflation rate approaching the 2% target, Fed officials have been reinforcing their desire to return both interest rates and the Fed’s balance sheet back toward “normal” levels. The capital markets have been generally positive about the moderate pace of Fed tightening.

That said, the sector and style rotation we saw in the equity and other “risk on” markets in the first several months of 2017 gives us some pause in our market outlook. We have gone through an extended period of little to no correction in the equity markets, making it seem as though we have been in an extraordinarily calm environment. Market participants know that such lengthy calm periods often give way to greater volatility.

The markets have been pricing in better earnings and better growth emanating from the current administration’s desire for regulatory relief, corporate tax reform, personal tax cuts and fiscal spending through increased defense and infrastructure spending. However, given the lack of success on major legislative initiatives to date, markets likely will become, in our view, more skeptical of the administration’s ability to deliver on the speed and magnitude of policy changes. In an environment where equity markets are priced on great expectations, we may be in store for some substantial volatility caused by political disappointment.

At the same time, bull markets rarely end quietly. Historically, healthy skepticism of the last stages of a bull market are overridden by investor euphoria. Being out of the market in those late stages can be costly. We are not forecasting an equity market bubble with an accelerating build-up and subsequent meltdown. Rather, we believe investors must reinsert equity market volatility back into their return expectations. We believe the market needs solid earnings growth to follow through in the second half of 2017 to better support its current lofty valuation levels.

One other factor to watch is upcoming changes to the Fed’s membership, which may become a focal point for the money markets in light of evolving monetary policies. Both Fed Chair Yellen’s chairmanship and Vice Chair Fischer’s term expire in the first half of 2018; with three additional board vacancies (including that of Tarullo who recently resigned), President Trump could dramatically alter the Fed’s composition.

Vigilance remains paramount. We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds
PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds and PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds and PNC Advantage Funds’ trading intent.

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A B B R E V I A T I O N S  A N D  D E F I N I T I O N S  F O R  S C H E D U L E S  O F  I N V E S T M E N T S

A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

DN — DiscountNote. The rate shown is the effective yield at purchase date.
FRN —	Floating Rate Note. The rate shown is the rate in effect on May 31, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
LLC — Limited Liability Company

Financial Statements:

— Amounts designated as “ —” are either zero or rounded to zero.

See Notes to Financial Statements.

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S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / Y I E L D S    ( U n a u d i t e d )

The tables below present portfolio holdings as of May 31, 2017 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	34.0%
Federal Home Loan Bank	25.6
Federal Farm Credit Bank	18.3
Federal Home Loan Mortgage Corporation	9.0
U.S. Treasury Notes	7.6
U.S. Treasury Bills	2.7
Federal National Mortgage Association	1.9
Money Market Funds	0.9
100.0%

Treasury Money Market Fund
U.S. Treasury Bills	52.4%
U.S. Treasury Notes	43.7
U.S. Cash Management Bill	2.8
Money Market Funds	1.1
100.0%

Advantage Institutional Treasury Money Market Fund
Repurchase Agreements	52.5%
U.S. Treasury Notes	28.5
U.S. Treasury Bills	18.6
Money Market Fund	0.4
100.0%

The yields in the tables below represent the annualization of the Fund’s declared dividends over the seven-day period ended May 31, 2017.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

7-Day Current and Effective Yields as of May 31, 2017*
	Class I		Class A				Advisor Class
Fund	Net	Unsubsidized**	Net		Unsubsidized**		Net	Unsubsidized**
Government Money
Market Fund	0.65%	0.65%	0.65%		0.65%		0.67%	0.66%
Treasury Money
Market Fund	0.63%	0.63%	0.63%		0.63%		–	–

7-Day Current Yields as of May 31, 2017
	Institutional Shares		Advisor Shares***				Service Shares***
Fund	Net	Unsubsidized**	Net		Unsubsidized**		Net	Unsubsidized**
Advantage Institutional
Treasury Money
Market Fund	0.57%	0.57%	0.00	%****	0.00	%****	0.00%	0.00%

7-Day Effective Yields as of May 31, 2017
	Institutional Shares		Advisor Shares***				Service Shares***
Fund	Net	Unsubsidized**	Net		Unsubsidized**		Net	Unsubsidized**
Advantage Institutional
Treasury Money
Market Fund	0.58%	0.58%	0.00	%****	0.00	%****	0.00%	0.00%

*	For the seven-day period ended May 31, 2017, the Current Yield and Effective Yield for Government Money Market Fund and Treasury Money Market Fund were the same.

**	Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect.

***	Ratios for the seven-day period rounded to 0.00%.

****	Net assets of Advisor Shares at May 31, 2017 were comprised solely of seed capital of $10.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

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E X P E N S E  T A B L E S    ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (December 1, 2016 to May 31, 2017) and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2017.

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 365.

(2) Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2016 to May 31, 2017).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 12/01/16	Ending Account Value 05/31/17	Annualized Expense Ratio	Expenses Paid During Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,002.37	0.19%	$0.95
Class A	1,000.00	1,002.37	0.19	0.94
Advisor Class	1,000.00	1,002.38	0.19	0.95
Hypothetical(2)
Class I	1,000.00	1,023.98	0.19	0.96
Class A	1,000.00	1,023.99	0.19	0.95
Advisor Class	1,000.00	1,023.98	0.19	0.96

	Beginning Account Value 12/01/16	Ending Account Value 05/31/17	Annualized Expense Ratio	Expenses Paid During Period(1)

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,001.92	0.24%	$1.19
Class A	1,000.00	1,001.92	0.24	1.19
Hypothetical(2)
Class I	1,000.00	1,023.74	0.24	1.20
Class A	1,000.00	1,023.74	0.24	1.21

Advantage Institutional Treasury Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,001.93	0.25%	$1.25
Hypothetical(2)
Institutional Shares	1,000.00	1,023.68	0.25	1.27

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T R U S T E E S  A N D  O F F I C E R S  O F  T H E  T R U S T

Name, Address[1] Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in the Fund Complex[3] Overseen by Trustee	Other Directorships held by Trustees During Past 5 Years or Longer[4]
Independent Trustees
Dorothy A. Berry 73	Trustee	Since April 2006	Retired; President, Talon Industries, Inc. (administrative, management and business consulting), 1986-2012; Chairman, Independent Directors Council, 2010-2011.	2 registered investment companies consisting of 30 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.
Maryann Bruce 57	Trustee	Since October 2016

President, Turnberry Advisory Group (consulting), 2007-Present; President, Aquila Distributors, Inc., Aquila Investment Management LLC, 2008-2010; President, Evergreen Investments Services, Inc., Evergreen Investments, 1999-2007; President and Chief Executive Officer, Allstate Financial Distributors, Inc., 1998-1999.

2 registered investment companies consisting of 30 portfolios

Director, MBIA, Inc. (insurance) since June 2012; Director and Chairman of Compensation Committee, Atlanta Life Financial Group (financial services) until May 2016; Director, Allianz Global Investors Fund Management LLC (investment management) until March 2014.

John G. Drosdick 73	Trustee Chairman of the Board and Nominating Committee	Since November 2010 Since June 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 1996-2008.	2 registered investment companies consisting of 30 portfolios

Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company) until June 2013; Director, Triumph Group Inc. (aerospace manufacturer); Director, Lincoln Financial Corporation (financial services) until 2005.

Mark Hancock 49	Trustee	Since October 2016	President, The Glenmore Group, LLC (consulting), 2016-present; Managing Director, Goldman Sachs & Co. (asset management), 2008-2015.	2 registered investment companies consisting of 30 portfolios	None
Dale C. LaPorte 75	Trustee	Since April 2005

Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), 2005-2008; Partner, 1974 – 2005, and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).

				2 registered investment companies consisting of 30 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.
L. White Matthews, III 71	Trustee Chairman of the Audit Committee	Since February 2010 From June 2011 to February 2012

Retired; Chief Financial Officer, Ecolab Inc., 1999-2001; Chief Financial Officer, Union Pacific Corporation, 1989-1998; Director and Chairman of the Board of (privately held) Constar International Inc. (bottles and packaging manufacturer), 2009-2014; Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003- 2007.

2 registered investment companies consisting of 30 portfolios

Director, Hyla Inc. (cellphone recycler); Director, Matrixx Initiatives, Inc. (pharmaceuticals) until 2011; Director, PNC Funds, Inc. until 2010; Director (since 2003) and Chairman of the Board of (publicly traded) Imation Corp. (data storage) until May 2015.

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T R U S T E E S  A N D  O F F I C E R S  O F  T H E  T R U S T

Name, Address[1] Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in the Fund Complex[3] Overseen by Trustee	Other Directorships held by Trustees During Past 5 Years or Longer[4]
Independent Trustees
Edward D. Miller, M.D. 74	Trustee	Since February 2010	Retired; Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to June 2012.	2 registered investment companies consisting of 30 portfolios	Director, EnGeneIC Ltd. (biopharma- ceuticals) since January 2016; Director, PNC Funds, Inc. until 2010.
Stephen M. Todd 69	Trustee Chairman of the Audit Committee	Since November 2011 Since February 2012	Retired; Global Vice Chairman – Assurance Professional Practice, Ernst & Young London, UK (accounting firm), 2003 - 2010.	2 registered investment companies consisting of 30 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until 2011.

Name, Address Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years or Longer	Number of Portfolios in the Fund Complex[3] Overseen by Trustee	Other Directorships held by Trustees During Past 5 Years or Longer[4]
Officers
Jennifer E. Spratley One East Pratt Street, 5th Floor Baltimore, MD 21202 48	President Vice President	Since June 2014 From March 2010 to June 2014

Managing Director, Administration, PNC Capital Advisors, LLC and PNC Realty Investors, Inc. since 2017; Head of Fund Administration, PNC Capital Advisors, LLC 2007 to 2017; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.

				N/A	N/A
Michael Nanosky 1900 East 9th Street, 15th Floor Cleveland, OH 44114 51	Chief Compliance Officer	Since December 2014

Chief Compliance Officer, PNC Funds since 2014; Vice President, Head of Compliance Testing and Monitoring, PNC Capital Advisors, LLC 2010-2014; Chief Compliance Officer, PNC Capital Advisors, LLC and PNC Realty Investors, Inc., 2010-2011; Chief Compliance Officer, CITI Fund Services, 2008-2010.

				N/A	N/A
John F. Kernan 1900 East 9th Street, 14th Floor Cleveland, OH 44114 51	Vice President Treasurer	Since June 2016 Since May 2008

Managing Director and Director of Fund Administration, PNC Capital Advisors, LLC, since 2017; Director of Financial Fund Administration, PNC Capital Advisors, LLC 2004 to 2017; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.

				N/A	N/A
Thomas R. Rus One East Pratt Street, 5th Floor Baltimore, MD 21202 57	Secretary	Since February 2015

Director of Regulatory Fund Administration, PNC Capital Advisors, LLC since February 2015; Chief Compliance Officer, Institutional Shareholder Services Inc. 2014-2015; Chief Compliance Officer, Kroll Bond Rating Agency, Inc. 2010-2014; Vice President, Chief Compliance Officer and Assistant Secretary, MTB Investment Advisors, Inc. and MTB Funds, 2003-2010.

				N/A	N/A

1Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, One East Pratt Street, 5th Floor, Baltimore, MD 21202, Attention: Thomas R. Rus.

2With respect to the term of office for each Trustee of the Trust, the Trustees have adopted a retirement policy in which each will retire at the calendar year end in the year in which he/she reaches the age of 75 years old. With respect to the term of office for each officer of the Trust, pursuant to the Trust’s By-Laws any officer may be removed by the Board at any regular or special meeting of the Board or the extent permitted by the Board, by the President. In addition, any Trustee or officer may resign at any time by giving written notice to the Trust. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

3The “Fund Complex” is comprised of two registered investment companies for which PCA or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Funds (twenty-nine portfolios) and the PNC Advantage Funds (one portfolio).

4Includes directorships of companies required to report to the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the Investment Company Act of 1940.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, as supplemented, which is available, without charge, upon request by calling 1-800-622-FUND (3863).

P N C  M o n e y  M a r k e t  F u n d s

R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D  P U B L I C  A C C O U N T I N G  F I R M

To the Shareholders of PNC Government Money Market Fund and PNC Treasury Money Market Fund and Board of Trustees of PNC Funds and to the Shareholders of PNC Advantage Institutional Treasury Money Market Fund and Board of Trustees of PNC Advantage Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PNC Government Money Market Fund and PNC Treasury Money Market Fund (the “Money Market Funds”) (two of the twenty-nine funds comprising PNC Funds) as of May 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of PNC Advantage Institutional Treasury Money Market Fund (the fund comprising PNC Advantage Funds) (collectively with the Money Market Funds, the “Funds”) as of May 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers and transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 27, 2017

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Government Money Market Fund
	Class I								Class A
	2017		2016	2015		2014	2013		2017		2016		2015		2014		2013
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	–	*	–	–	*	–	*	–	*	–	*	–		–	*
Total from Investment Operations	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*
Dividends from Net Investment Income	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains	–		–	–		–	–		–		–		–		–		–
Total Distributions	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*
Net Asset Value, End of Year	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.33%		0.05%	0.03%		0.01%	0.01%		0.33%		0.05%		0.03%		0.01%		0.01%
Ratios/Supplemental Data
Net Assets End of Year (000)	$8,536,493		$4,776,561	$720,219		$738,100	$809,229		$452,549		$361,440		$321,524		$133,915		$79,789
Ratio of Expenses to Average Net Assets	0.20%		0.19%	0.07%		0.07%	0.15%		0.20%		0.16%		0.06%		0.02	%(1)	0.15%
Ratio of Net Investment Income to Average Net Assets	0.33%		0.06%	0.02%		0.01%	0.01%		0.34%		0.05%		0.02%		0.06	%(1)	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.20%		0.27%	0.35%		0.36%	0.36%		0.20%		0.28%		0.35%		0.36%		0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.33%		(0.02)%	(0.26)%		(0.28)%	(0.20)%		0.34%		(0.07)%		(0.27)%		(0.28)%		(0.20)%

	Government Money Market Fund
	Advisor Class
	2017		2016(2)
Net Asset Value, Beginning of Year	$1.00		$ 1.00
Net Investment Income†	–	*	– *
Realized and Unrealized Gain (Loss) on Investments	–	*	–
Total from Investment Operations	–	*	– *
Dividends from Net Investment Income	–	*	– *
Distributions from Net Realized Gains	–		–
Total Distributions	–	*	– *

Net Asset Value, End of Year	$1.00		$ 1.00
Total Return	0.33%		0.05%
Ratios/Supplemental Data
Net Assets End of Year (000)	$ 9		$ 875
Ratio of Expenses to Average Net Assets	0.20%		0.18%
Ratio of Net Investment Income to Average Net Assets	0.32%		0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.20%		0.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.32%		(0.02)%

*	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(2)

Advisor Class Shares commenced operations on September 14, 2015. All ratios for the fiscal year ended May 31, 2016 have been annualized. Total return for the fiscal year ended May 31, 2016 has not been annualized.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Treasury Money Market Fund
	Class I										Class A
	2017		2016		2015		2014		2013		2017		2016		2015		2014		2013
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Total from Investment Operations	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Dividends from Net Investment Income	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains	–		–		–		–		–		–		–		–		–		–
Total Distributions	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.24%		0.03%		0.02%		0.02%		0.01%		0.24%		0.03%		0.02%		0.02%		0.01%

Ratios/Supplemental Data
Net Assets End of Year (000)	$957,793		$1,215,072		$225,196		$214,348		$289,839		$109,581		$138,150		$144,448		$173,571		$120,798
Ratio of Expenses to Average Net Assets	0.24%		0.15%		0.02%		0.04%		0.08%		0.24%		0.13%		0.02%		0.03	%(1)	0.08%
Ratio of Net Investment Income to Average
Net Assets	0.24%		0.02%		0.01%		0.01%		0.01%		0.23%		0.02%		0.01%		0.02	%(1)	0.01%
Ratio of Expenses to Average Net Assets
(Before Fee Waivers and Reimbursement, as applicable)	0.24%		0.31%		0.37%		0.36%		0.37%		0.24%		0.32%		0.37%		0.36%		0.37%
Ratio of Net Investment Income (Loss) to
Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%		(0.14)%		(0.34)%		(0.31)%		(0.28)%		0.23%		(0.17)%		(0.34)%		(0.31)%		(0.28)%

*	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Advantage Institutional Treasury Money Market Fund
	Institutional Shares							Advisor Shares								Service Shares
	2017	2016	2015		2014	2013		2017	2016		2015		2014	2013		2017	2016		2015		2014	2013
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Net Investment Income†	– *	– *	–	*	– *	–	*	–	–	*	–	*	– *	–	*	–	–	*	–	*	– *	–	*
Realized and Unrealized Gain (Loss) on Investments	–	–	–	*	–	–	*	–	–	*	–	*	–	–	*	–	–	*	–	*	–	–	*
Total from Investment Operations	– *	– *	–	*	– *	–	*	–	–	*	–	*	– *	–	*	–	–	*	–	*	– *	–	*
Dividends from Net Investment Income	– *	– *	–	*	– *	–	*	–	–	*	–	*	– *	–	*	–	–	*	–	*	– *	–	*
Distributions from Net Realized Gains	–	–	–		–	–		–	–		–		–	–		–	–		–		–	–
Total Distributions	– *	– *	–	*	– *	–	*	–	–	*	–	*	– *	–	*	–	–	*	–	*	– *	–	*
Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Total Return	0.23%	0.02%	0.01%		0.01%	0.01%		0.00%	0.02%		0.01%		0.01%	0.01%		0.00%	0.02%		0.01%		0.01%	0.01%

Ratios/Supplemental Data
Net Assets End of Year (000)	$543,266	$453,917	$112,304		$174,871	$115,062		$– (1)	$–	(1)	$34,829		$10,980	$8,412		$–	$–	(2)	$3,401		$1,601	$2,711
Ratio of Expenses to Average Net Assets	0.25%	0.17%	0.05%		0.05%	0.12%		0.00%	0.16%		0.05%		0.05%	0.13%		0.00%	0.10%		0.05%		0.05%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.24%	0.02%	0.01%		0.01%	0.01%		0.00%	0.02%		0.01%		0.01%	0.01%		0.00%	0.02%		0.01%		0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.25%	0.24%	0.28%		0.26%	0.28%		0.00%	0.25%		0.29%		0.27%	0.29%		0.00%	0.26%		0.29%		0.27%	0.29%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%	(0.05)%	(0.22)%		(0.20)%	(0.15)%		0.00%	(0.07)%		(0.23)%		(0.21)%	(0.15)%		0.00%	(0.14)%		(0.23)%		(0.21)%	(0.14)%

*	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	At May 31, 2017 and May 31, 2016, net assets of the Advisor Shares represented seed capital.

(2)	At May 31, 2016, net assets of the Service Shares represented seed capital.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 7

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.1%
Federal Farm Credit Bank — 18.3%
Federal Farm Credit Bank
1.090%, 06/13/17 (FRN)	$20,000	$20,003
1.150%, 06/14/17 (FRN)	10,300	10,301
0.969%, 06/14/17 (FRN)	25,000	25,002
1.030%, 06/20/17 (FRN)	70,000	70,000
1.000%, 07/03/17 (FRN)	14,200	14,200
1.030%, 07/13/17 (FRN)	17,000	17,002
1.019%, 07/14/17 (FRN)	15,000	15,000
1.070%, 07/28/17 (FRN)	100,000	100,006
0.949%, 08/18/17 (FRN)	30,000	29,999
1.090%, 08/21/17 (FRN)	30,000	30,003
1.040%, 08/24/17 (FRN)	45,000	44,999
1.040%, 08/28/17 (FRN)	25,000	25,000
1.010%, 09/01/17 (FRN)	55,000	55,000
1.039%, 09/13/17 (FRN)	50,000	50,004
1.230%, 09/14/17 (FRN)	88,000	88,056
1.114%, 09/14/17 (FRN)	18,000	17,999
0.810%, 09/22/17 (FRN)	40,000	40,000
1.114%, 09/28/17 (FRN)	40,000	39,999
1.123%, 10/06/17 (FRN)	20,000	19,999
1.050%, 10/23/17 (FRN)	25,000	24,999
1.019%, 11/13/17 (FRN)	20,000	20,020
1.000%, 11/24/17 (FRN)	25,000	25,025
1.342%, 11/27/17 (FRN)	15,000	15,011
1.028%, 12/08/17 (FRN)	25,000	25,017
1.212%, 12/18/17 (FRN)	30,000	30,000
1.192%, 12/18/17 (FRN)	50,000	50,019
1.100%, 12/22/17 (FRN)	15,000	14,999
1.010%, 03/14/18 (FRN)	40,000	39,997
1.040%, 03/22/18 (FRN)	35,000	35,020
1.150%, 04/05/18 (FRN)	40,000	40,099
1.100%, 05/14/18 (FRN)	75,000	75,025
1.150%, 08/10/18 (FRN)	28,000	27,990
1.012%, 12/05/18 (FRN)	35,000	35,000
0.940%, 04/25/19 (FRN)	45,000	44,991
Federal Farm Credit Bank (DN)
0.603%, 06/12/17	15,000	14,997
0.571%, 06/23/17	30,000	29,990
0.603%, 06/29/17	42,000	41,980
0.634%, 07/03/17	25,000	24,986
0.614%, 07/06/17	25,000	24,985
0.553%, 07/07/17	25,000	24,986
0.603%, 07/11/17	20,000	19,987
0.683%, 07/18/17	25,000	24,978
0.634%, 07/25/17	25,000	24,976
0.644%, 07/28/17	25,000	24,975
0.634%, 08/04/17	15,000	14,983
0.684%, 08/10/17	15,000	14,980
0.642%, 08/23/17	20,000	19,971
0.866%, 10/23/17	15,000	14,948
0.947%, 11/28/17	50,000	49,765
0.857%, 12/06/17	10,000	9,956
0.928%, 12/18/17	30,000	29,847
1.192%, 03/09/18	25,000	24,770

		1,651,844
Federal Home Loan Bank — 25.8%
Federal Home Loan Bank
1.000%, 06/09/17	32,025	32,028
1.000%, 06/21/17	40,185	40,193
0.940%, 06/29/17	15,000	15,004

	Par (000)	Value (000)

1.045%, 07/03/17 (FRN)	$28,500	$28,503
0.794%, 07/11/17 (FRN)	17,000	17,000
0.786%, 07/17/17 (FRN)	50,000	50,000
0.728%, 07/17/17 (FRN)	55,000	55,000
0.814%, 07/25/17 (FRN)	40,000	40,000
0.824%, 07/27/17 (FRN)	90,000	90,001
0.745%, 07/27/17 (FRN)	50,000	50,000
0.775%, 08/01/17 (FRN)	25,000	25,001
1.035%, 08/03/17 (FRN)	75,000	75,000
0.804%, 08/07/17 (FRN)	25,000	25,000
1.023%, 08/08/17 (FRN)	25,000	25,000
0.742%, 08/14/17 (FRN)	50,000	50,000
0.966%, 08/17/17 (FRN)	25,000	25,000
1.000%, 08/21/17 (FRN)	15,000	15,001
0.780%, 08/21/17 (FRN)	70,000	69,999
0.750%, 09/08/17	25,000	25,004
0.838%, 10/06/17 (FRN)	30,000	30,000
1.080%, 10/10/17 (FRN)	45,000	45,000
1.085%, 10/20/17 (FRN)	50,000	50,000
0.790%, 11/01/17 (FRN)	40,000	40,000
1.070%, 11/02/17 (FRN)	25,000	25,000
1.002%, 11/13/17 (FRN)	25,000	25,000
0.874%, 11/30/17 (FRN)	30,000	30,000
0.822%, 01/05/18 (FRN)	25,000	25,000
0.829%, 01/18/18 (FRN)	40,000	40,000
0.771%, 01/25/18 (FRN)	50,000	50,000
0.825%, 02/01/18 (FRN)	30,000	30,000
0.853%, 04/06/18 (FRN)	40,000	40,000
0.838%, 05/08/18 (FRN)	40,000	40,000
0.829%, 05/11/18 (FRN)	25,000	25,000
1.026%, 05/17/18 (FRN)	25,000	25,000
0.867%, 05/22/18 (FRN)	30,000	29,999
0.869%, 10/19/18 (FRN)	25,000	25,000
Federal Home Loan Bank (DN)
0.721%, 06/02/17	50,000	49,999
0.602%, 06/06/17	40,000	39,997
0.781%, 06/09/17	30,000	29,995
0.801%, 06/23/17	50,500	50,475
0.871%, 07/10/17	16,000	15,985
0.894%, 07/12/17	73,100	73,026
0.881%, 07/14/17	25,000	24,974
0.845%, 07/19/17	39,925	39,880
0.856%, 07/21/17	25,000	24,970
0.637%, 07/25/17	50,000	49,952
0.642%, 07/28/17	62,000	61,937
0.685%, 08/03/17	10,595	10,582
0.922%, 08/04/17	25,000	24,959
0.813%, 08/09/17	40,000	39,938
0.787%, 08/18/17	95,700	95,537
0.913%, 08/25/17	25,000	24,946
0.919%, 09/08/17	20,000	19,950
0.943%, 09/18/17	30,000	29,915
0.704%, 09/19/17	15,000	14,968
0.913%, 09/29/17	114,870	114,522
0.985%, 10/18/17	40,000	39,849
0.999%, 10/25/17	14,669	14,610
1.000%, 10/26/17	15,000	14,939
0.985%, 11/02/17	25,000	24,895
1.048%, 11/08/17	29,349	29,213
1.007%, 12/05/17	30,000	29,844

		2,317,590

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — 9.1%
Federal Home Loan Mortgage Corporation 1.000%, 06/13/17	$50,000	$50,007
0.750%, 07/14/17	58,925	58,932
1.140%, 07/21/17 (FRN)	18,500	18,503
0.776%, 10/12/17 (FRN)	50,000	50,000
0.802%, 11/16/17 (FRN)	45,000	45,000
5.125%, 11/17/17	24,890	25,386
0.839%, 01/11/18 (FRN)	50,000	50,000
0.875%, 03/07/18	25,000	24,956
0.834%, 05/18/18 (FRN)	50,000	50,000
Federal Home Loan Mortgage Corporation (DN)
0.602%, 07/17/17	29,643	29,620
0.612%, 07/20/17	28,847	28,823
0.924%, 07/27/17	20,000	19,971
0.853%, 08/24/17	40,000	39,921
0.853%, 08/28/17	40,000	39,917
0.853%, 08/29/17	35,000	34,926
0.836%, 08/31/17	96,312	96,109
0.652%, 09/01/17	25,000	24,959
0.883%, 09/05/17	25,000	24,941
0.904%, 09/15/17	50,000	49,868
0.874%, 09/18/17	30,000	29,921
1.005%, 10/23/17	25,000	24,900

		816,660
Federal National Mortgage Association — 1.9%
Federal National Mortgage Association
1.002%, 08/16/17 (FRN)	19,770	19,771
1.002%, 10/05/17 (FRN)	50,000	49,994
0.875%, 12/20/17	25,000	25,001
Federal National Mortgage Association (DN)
0.687%, 06/01/17	50,000	50,000
0.752%, 07/03/17	24,335	24,319

		169,085
Total U.S. Government Agency Obligations
(Cost $4,955,179)		4,955,179
U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bills† — 2.7%
0.699%, 06/08/17	70,000	69,992
0.664%, 06/29/17	25,000	24,983
0.882%, 08/10/17	25,000	24,957
0.886%, 09/21/17	40,000	39,889
0.953%, 10/26/17	40,000	39,845
1.048%, 11/24/17	40,000	39,796

		239,462
U.S. Treasury Notes — 7.7%
0.750%, 06/30/17	100,000	100,008
0.875%, 07/15/17	50,000	50,014
1.039%, 07/31/17 (FRN)	165,000	165,022
0.875%, 08/15/17	70,000	70,019
0.625%, 08/31/17	60,000	59,981
0.750%, 10/31/17	80,000	79,999
1.130%, 10/31/17 (FRN)	15,000	15,008
0.875%, 11/15/17	100,000	100,007
0.875%, 11/30/17	25,000	24,985

	Par (000)	Value (000)

1.234%, 01/31/18 (FRN)	$26,667	$26,722

		691,765
Total U.S. Treasury Obligations
(Cost $931,227)		931,227

	Number of Shares
MONEY MARKET FUNDS — 0.9%
Invesco Government & Agency Portfolio,
Institutional Class 0.710% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.676% (A)	84,475,000	84,475
Total Money Market Funds
(Cost $85,475)		85,475

	Par (000)
REPURCHASE AGREEMENTS†† — 34.3%
Federal Reserve Bank of New York
0.750% (dated 05/31/17, due 06/01/17, repurchase price $575,011,979, collateralized by U.S. Treasury Notes and U.S. Treasury Bonds, 1.625% to 6.250%, due 02/15/21 to 05/15/42, total value $575,012,023)	575,000	575,000
Goldman Sachs & Co.
0.800% (dated 05/31/17, due 06/01/17, repurchase price $600,013,333, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 2.500% to 5.000%, due 11/01/31 to 05/01/47, total value $612,000,000)	600,000	600,000
HSBC Securities USA
0.760% (dated 05/31/17, due 06/01/17, repurchase price $450,009,500, collateralized by U.S. Treasury Note and U.S. Treasury Bond, 0.077% to 3.000%, due 07/31/17 to 05/15/47, total value $459,000,529) (B)	450,000	450,000
0.770% (dated 05/31/17, due 06/01/17, repurchase price $300,006,417, collateralized by Federal National Mortgage Association Bonds, 3.500% to 5.500%, due 02/01/47 to 08/01/48, total value $306,000,422) (B)	300,000	300,000
Merrill Lynch Pierce Fenner & Smith
0.800% (dated 05/31/17, due 06/01/17, repurchase price $100,002,222, collateralized by Government National Mortgage Association Bonds, 3.000% to 5.000%, due 02/15/26 to 05/20/47, total value $102,000,000)	100,000	100,000

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 7

	Par	Value
	(000)	(000)
Mitsubishi UFJ Securities Inc.
0.750% (dated 05/31/17, due 06/01/17, repurchase price $150,003,125, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 5.000%, due 08/01/19 to 05/01/47, total value $153,003,188)	$150,000	$150,000
RBC Capital Markets LLC
0.790% (dated 05/31/17, due 06/01/17, repurchase price $200,004,389, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 6.000%, due 05/01/18 to 06/01/47, total value $204,004,477)	200,000	200,000
Royal Bank of Scotland
0.780% (dated 05/31/17, due 06/01/17, repurchase price $500,010,833, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.125% to 4.375%, due 09/30/17 to 05/15/43, total value $510,004,504)	500,000	500,000

	Par	Value
	(000)	(000)
Toronto Dominion Securities LLC
0.780% (dated 05/31/17, due 06/01/17, repurchase price $205,004,442, collateralized by Federal National Mortgage Association Bonds, 3.500% to 4.500%, due 08/01/46 to 03/01/47, total value $209,100,001)	$205,000	$205,000
Total Repurchase Agreements
(Cost $3,080,000)		3,080,000
TOTAL INVESTMENTS — 100.7%
(Cost $9,051,881)*		9,051,881
Other Assets & Liabilities – (0.7)%		(62,830)
TOTAL NET ASSETS — 100.0%		$8,989,051

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of May 31, 2017, the total value of repurchase agreements was $3,080,000 (000) and the value of collateral received, excluding excess, was $3,080,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of May 31, 2017, the total value of HSBC Securities USA Repurchase Agreements is $750,000 (000) (collateral value of $765,001 (000)).

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Funds	$85,475	$–	$–	$85,475
Repurchase Agreements	–	3,080,000	–	3,080,000
U.S. Government Agency Obligations	–	4,955,179	–	4,955,179
U.S. Treasury Obligations	–	931,227	–	931,227

Total Assets - Investments in Securities	$85,475	$8,966,406	$–	$9,051,881

There were no transfers between Levels during the fiscal year ended May 31, 2017.

See Notes to Financial Statements.

P N C  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 7

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Cash Management Bill† — 2.8%
0.710%, 06/15/17	$30,000	$29,991
U.S. Treasury Bills† — 52.4%
0.624%, 06/01/17	70,000	70,000
0.699%, 06/08/17	65,000	64,991
0.741%, 06/22/17	20,000	19,991
0.747%, 07/06/17	33,000	32,976
0.796%, 07/13/17	67,000	66,938
0.786%, 07/20/17	30,000	29,968
0.787%, 07/27/17	80,000	79,902
0.844%, 08/03/17	20,000	19,971
0.882%, 08/10/17	30,000	29,949
0.662%, 08/24/17	8,000	7,988
0.909%, 09/14/17	20,000	19,947
0.919%, 10/05/17	8,000	7,974
0.918%, 10/12/17	50,000	49,831
0.904%, 10/19/17	7,000	6,976
0.953%, 10/26/17	27,000	26,895
1.007%, 11/09/17	20,000	19,910
1.048%, 11/24/17	5,000	4,975

		559,182
U.S. Treasury Notes — 43.7%
0.750%, 06/30/17	20,000	20,002
0.625%, 07/31/17	30,000	29,998
1.039%, 07/31/17 (FRN)	165,000	165,015
0.875%, 08/15/17	5,000	5,002
0.625%, 08/31/17	23,000	22,992
1.000%, 09/15/17	8,000	8,007
1.130%, 10/31/17 (FRN)	133,000	133,083
0.875%, 11/15/17	11,000	11,002
1.234%, 01/31/18 (FRN)	28,333	28,391
1.152%, 04/30/18 (FRN)	43,000	43,064

		466,556
Total U.S. Treasury Obligations (Cost $1,055,729)		1,055,729

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 1.1%
BlackRock Treasury Trust Fund
Institutional Class, 0.632%†† (A)	500,000	$500
Dreyfus Treasury Securities Cash Management
Institutional Shares, 0.650% (A)	11,510,513	11,511
Total Money Market Funds
(Cost $12,011)		12,011
TOTAL INVESTMENTS — 100.0%
(Cost $1,067,740)*		1,067,740
Other Assets & Liabilities – 0.0%		(366)
TOTAL NET ASSETS — 100.0%		$1,067,374

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Funds	$12,011	$–	$–	$12,011
U.S. Treasury Obligations	–	1,055,729	–	1,055,729

Total Assets - Investments in Securities	$12,011	$1,055,729	$–	$1,067,740

There were no transfers between Levels during the fiscal year ended May 31, 2017.

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y   3 1 ,  2 0 1 7

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 47.2%
U.S. Treasury Bills† — 18.7%
0.664%, 06/29/17	$27,500	$27,486
0.844%, 08/03/17	35,000	34,949
0.726%, 08/17/17	7,000	6,989
0.886%, 09/21/17	12,000	11,967
0.953%, 10/26/17	10,000	9,961
0.991%, 11/02/17	10,000	9,958

		101,310

U.S. Treasury Notes — 28.5%
0.625%, 07/31/17	19,000	18,996
1.039%, 07/31/17 (FRN)	35,000	35,001
0.625%, 08/31/17	12,000	11,994
1.000%, 09/15/17	12,000	12,006
1.130%, 10/31/17 (FRN)	35,000	35,014
0.875%, 11/15/17	12,000	12,001
1.000%, 12/15/17	10,000	10,008
1.234%, 01/31/18 (FRN)	8,000	8,013
1.152%, 04/30/18 (FRN)	12,000	12,018

		155,051

Total U.S. Treasury Obligations (Cost $256,361)		256,361

	Number of Shares
MONEY MARKET FUND — 0.4%
Invesco Treasury Portfolio,
Institutional Class 0.670% (A)	2,129,569	2,130
Total Money Market Fund (Cost $2,130)		2,130

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 52.4%
Goldman Sachs & Co.
0.750% (dated 05/31/17, due 06/01/17, repurchase price $85,001,771, collateralized by U.S. Treasury Notes, 1.625% to 2.000%, due 11/15/22 to 02/15/23, total value $86,700,014)	$85,000	$85,000
HSBC Securities USA
0.760% (dated 05/31/17, due 06/01/17, repurchase price $50,001,056, collateralized by U.S. Treasury Note, 2.000%, due 12/31/21, total value $51,001,042)	50,000	50,000
Merrill Lynch Pierce Fenner & Smith
0.780% (dated 05/31/17, due 06/01/17, repurchase price $50,001,083, collateralized by U.S. Treasury Note, 0.125%, due 07/15/22, total value $51,000,052)	50,000	50,000
RBC Capital Markets LLC
0.780% (dated 05/31/17, due 06/01/17, repurchase price $50,001,083, collateralized by U.S. Treasury Floating Rate Note and U.S. Treasury Notes, 0.984% to 2.125%, due 07/31/17 to 02/28/21, total value $51,001,139)	50,000	50,000
Toronto Dominion Securities LLC
0.770% (dated 05/31/17, due 06/01/17, repurchase price $50,001,069, collateralized by U.S. Treasury Bond and U.S. Treasury Notes, 0.000% to 2.125%, due 03/29/18 to 02/28/24, total value $51,000,064)	50,000	50,000

Total Repurchase Agreements
(Cost $285,000)		285,000
TOTAL INVESTMENTS — 100.0%
(Cost $543,491)*		543,491
Other Assets & Liabilities — 0.0%		(225)
TOTAL NET ASSETS — 100.0%		$543,266

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	As of May 31, 2017, the total value of repurchase agreements was $285,000 (000) and the value of collateral received, excluding excess, was $285,000 (000).
See Note 2 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Fund	$2,130	$–	$–	$2,130

Repurchase Agreements	–	285,000	–	285,000

U.S. Treasury Obligations	–	256,361	–	256,361

Total Assets - Investments in Securities	$2,130	$541,361	$–	$543,491

There were no transfers between Levels during the fiscal year ended May 31, 2017.

See Notes to Financial Statements.

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y   3 1 ,  2 0 1 7

	Government Money Market Fund	Treasury Money Market Fund	Advantage Institutional Treasury Money Market Fund
ASSETS

Investments in non-affiliates at value	$5,971,881	$1,067,240	$258,491

Investments in affiliates at value	–	500	–

Investments in repurchase agreements at value	3,080,000	–	285,000

Total Investments at value(1)	9,051,881	1,067,740	543,491

Receivable for shares of beneficial interest issued	206	426	–

Dividends and interest receivable	4,292	540	227

Prepaid expenses	33	27	24

Other assets	268	125	51

Total Assets	9,056,680	1,068,858	543,793

LIABILITIES

Payable for shares of beneficial interest redeemed	892	473	–

Payable for investment securities purchased	59,984	–	–

Dividends payable

Class I	4,582	481	–

Class A	237	52	–

Institutional Shares	–	–	265

Investment advisory fees payable	1,153	138	71

Administration fees payable	261	49	43

Custodian fees payable	68	8	8

Transfer agent fees payable	19	10	11

Trustees’ deferred compensation payable	268	125	51

Trustees’ fees payable	60	41	19

Other liabilities	105	107	59

Total Liabilities	67,629	1,484	527

TOTAL NET ASSETS	$8,989,051	$1,067,374	$543,266

Investments in non-affiliates at cost	$5,971,881	$1,067,240	$258,491

Investments in affiliates at cost	–	500	–

Investments in repurchase agreements at cost	3,080,000	–	285,000

(1) Total Investments at cost	$9,051,881	$1,067,740	$543,491

See Notes to Financial Statements.

	Government Money Market Fund	Treasury Money Market Fund	Advantage Institutional Treasury Money Market Fund
NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$8,989,195	$1,067,444	$543,274

Undistributed (Distributions in Excess of ) Net Investment Income	(145)	(61)	(8)

Accumulated Net Realized Gain (Loss) on Investments	1	(9)	–

Total Net Assets	$8,989,051	$1,067,374	$543,266

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$8,536,493,360	$957,793,388	N/A

Class I shares outstanding	8,536,749,384	957,850,151	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Class A	$452,549,367	$109,580,991	N/A

Class A shares outstanding	452,547,777	109,603,398	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Institutional Shares	N/A	N/A	$543,265,558

Institutional Shares outstanding	N/A	N/A	543,278,618

Net Asset Value, Offering and Redemption	N/A	N/A	$1.00

Net assets applicable to Advisor Class	$8,585	N/A	N/A

Advisor Class shares outstanding	8,588	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A	N/A

Net assets applicable to Advisor Shares(1)	N/A	N/A	$10.00

Advisor Shares outstanding	N/A	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

Net assets applicable to Service Shares	N/A	N/A	$17.00

Service Shares outstanding	N/A	N/A	17.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

(1)	At May 31, 2017, net assets of the Advisor Shares of Advantage Institutional Treasury Money Market Fund represented seed capital.

See Notes to Financial Statements.

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 7

	Government Money Market Fund	Treasury Money Market Fund	Advantage Institutional Treasury Money Market Fund
Investment Income:
Dividends	$ 644	$ 54	$ 41
Interest	49,821	5,616	2,697
Income from affiliate	–	2	–
Total Investment Income	50,465	5,672	2,738
Expenses:
Investment advisory fees	14,390	1,786	843
Administration fees	3,677	587	259
Transfer agent fees	53	34	32
Custodian fees	213	25	24
Professional fees	175	180	105
Pricing service fees	2	2	2
Printing and shareholder reports	–	7	7
Registration and filing fees	88	47	46
Trustees’ fees	173	113	54
Miscellaneous	204	73	40
Total Expenses	18,975	2,854	1,412
Less:
Waiver of investment advisory fees(1)	–	(5)	(5)
Net Expenses	18,975	2,849	1,407
Net Investment Income	31,490	2,823	1,331
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	61	1	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,551	$2,824	$1,331

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Government Money Market Fund		Treasury Money Market Fund		Advantage Institutional Treasury Money Market Fund
	For the Year Ended		For the Year Ended		For the Year Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Investment Activities:
Net investment income	$31,490	$909	$2,823	$125	$1,331	$74
Net realized gain (loss) on investments sold	61	–	1	(2)	–	–

Net increase in net assets resulting from operations	31,551	909	2,824	123	1,331	74

Dividends from net investment income:
Class I	(29,965)	(766)	(2,477)	(101)	–	–
Class A	(1,507)	(190)	(349)	(39)	–	–
Advisor Class	(18)	(1)	–	–	–	–
Institutional Shares	–	–	–	–	(1,330)	(63)
Advisor Shares	–	–	–	–	–	(14)

Total dividends	(31,490)	(957)	(2,826)	(140)	(1,330)	(77)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	12,742,028	6,801,271	1,742,979	1,726,844	–	–
Class A	1,509,922	1,478,768	536,932	647,504	–	–
Advisor Class	9,659	35,533	–	–	–	–
Institutional Shares	–	–	–	–	1,262,461	1,023,862
Advisor Shares	–	–	–	–	–	116,737
Service Shares	–	–	–	–	–	9,267
Proceeds from Reorganization shares(1):
Class I	–	71,447	–	–	–	–
Advisor Class	–	14,907	–	–	–	–
Reinvestment of dividends:
Class I	406	10	6	1	–	–
Class A	65	2	21	1	–	–
Advisor Class	18	–	–	–	–	–
Institutional Shares	–	–	–	–	5	–

Total proceeds from shares issued and reinvested	14,262,098	8,401,938	2,279,938	2,374,350	1,262,466	1,149,866

Value of shares redeemed:
Class I	(8,982,559)	(2,816,347)	(2,000,262)	(736,956)	–	–
Class A	(1,418,881)	(1,438,846)	(565,522)	(653,798)	–	–
Advisor Class	(10,544)	(49,564)	–	–	–	–
Institutional Shares	–	–	–	–	(1,173,118)	(682,245)
Advisor Shares	–	–	–	–	–	(151,567)
Service Shares	–	–	–	–	–	(12,668)

Total value of shares redeemed	(10,411,984)	(4,304,757)	(2,565,784)	(1,390,754)	(1,173,118)	(846,480)

Increase (decrease) in net assets from share transactions	3,850,114	4,097,181	(285,846)	983,596	89,348	303,386

Total increase (decrease) in net assets	3,850,175	4,097,133	(285,848)	983,579	89,349	303,383

Net Assets:
Beginning of year	5,138,876	1,041,743	1,353,222	369,643	453,917	150,534

End of year*	$8,989,051	$5,138,876	$1,067,374	$1,353,222	$543,266	$453,917

*Including undistributed (distributions in excess of ) net investment income	$(145)	$(145)	$(61)	$(59)	$(8)	$(10)

(1)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

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1. Fund Organization

PNC Funds and PNC Advantage Funds (the “Trusts”), each a Delaware statutory trust, are registered under the Investment Company Act of 1940 (the “1940 Act”), as open-end management investment companies. As of May 31, 2017, the Trusts offered for sale shares of 30 Funds (collectively, the “Funds”). PNC Advantage Institutional Treasury Money Market Fund is the sole series of PNC Advantage Funds; PNC Government Money Market Fund and PNC Treasury Money Market Fund are each a series of PNC Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are generally subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Advisor Class, Class A, Institutional, Advisor and Service Shares are sold without a sales charge.

Effective June 8, 2016, PNC Tax Exempt Money Market Fund was liquidated pursuant to a plan approved by the Board of Trustees (the “Board”) on February 25, 2016.

As of May 31, 2017, the Trusts offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

Fund Reorganization

On June 4, 2015, the Board approved an agreement and plan of reorganization (the “Reorganization”) to which PNC Advantage Institutional Government Money Market Fund (the “Target Fund”), a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”), would be reorganized with and into PNC Government Money Market Fund (the “Acquiring Fund”). On September 14, 2015, the Target Fund was reorganized into the Acquiring Fund, each of which has substantially similar investment objectives and identical principal investment strategies. The net assets of the Target Fund were transferred at fair value in a tax-free exchange to the Acquiring Fund after the close of business on September 11, 2015. With this transfer, a shareholder of the Target Fund’s Institutional Shares automatically became a shareholder of Class I Shares of the Acquiring Fund. A shareholder of the Target Fund’s Advisor Shares became a shareholder in the newly formed Advisor Class of the Acquiring Fund.

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2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held on May 31, 2017 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of May 31, 2017 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds based on a number of factors, including each Fund’s respective average net assets or other appropriate allocation methodologies, such as a fixed or equal allocation across Funds. Prior to May 15, 2017, expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments were allocated to each Class based on their relative daily net assets. Effective May 15, 2017, this allocation methodology was changed to the settled shares method which allocates to each Class based on relative daily net assets, excluding the value of subscriptions receivable. The settled shares allocation methodology is consistent with the Funds’ daily distribution rate calculation methodology. This change did not have a material impact on the financial statements for the year ended May 31, 2017. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2017.

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Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of May 31, 2017 are included in each Fund’s Schedule of Investments.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. Any such waivers and reimbursements are not subject to recoupment by the Adviser. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the fiscal year ended May 31, 2017.

During the fiscal year ended May 31, 2017, the Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.03% for PNC Government Money Market Fund and 0.01% for PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

	Annual Rate	Fee Waiver		Net Annual Rate	Expense Reimbursement
Government Money Market Fund	0.15%	0.00%		0.15%	0.00%
Treasury Money Market Fund	0.15%	0.00	%*	0.15%	0.00%
Advantage Institutional Treasury Money Market Fund	0.15%	0.00	%*	0.15%	0.00%

*	Ratios for the period rounded to 0.00%.

Shareholder Services Fees

The Trusts maintain Shareholder Services Plans (the “Services Plans”) with respect to the Class A and Advisor Class Shares of PNC Funds and Advisor and Service Shares of PNC Advantage Funds. Pursuant to the Services Plans, the Trusts enter into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide, for PNC Funds, shareholder administrative services to their customers who beneficially own Class A and Advisor Class Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class Shares and for PNC Advantage Funds, shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively. During the fiscal year ended May 31, 2017, the shareholder administrative services accrual was at an annual rate of 0.00% for each of the PNC Money Market Funds.

Trustees’ Fees

For his or her service as a Trustee of the Trusts, each Trustee, effective January 1, 2017, receives an annual fee of $85,000 plus $7,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,750, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. Each Trustee also receives $800 for each Audit Committee meeting attended. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2017, each Trustee received an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trusts receives any compensation from the Trusts. Fees are paid quarterly in arrears and are allocated to the Funds based on a number of factors, including their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trusts, The Bank of New York Mellon (“BNY Mellon”) and the Adviser are parties to Co-Administration and Accounting Services Agreements, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trusts. Prior to October 1, 2016, BNY Mellon and the Adviser served as Co-Administrators to PNC Funds in exchange for fees at the annual rate of 0.05% based on average daily net assets of PNC Funds (excluding the Target Date Funds). Also prior to October 1, 2016, for their services to PNC Advantage Funds as Co-Administrators, BNY Mellon received fees at the annual rate of 0.0125% of PNC Advantage Institutional Treasury Money Market Fund’s first $1 billion of average daily net assets and 0.01% of such Fund’s average daily net assets in excess of $1 billion and the Adviser received fees at the annual rate of 0.01% of PNC Advantage Institutional Treasury Money Market Fund’s average net assets.

Effective October 1, 2016, a new fee schedule was implemented whereby BNY Mellon and the Adviser are entitled to an annual fee paid by each series of PNC Funds and PNC Advantage Funds (excluding the Target Date Funds) as follows: 0.05% of the Fund’s average aggregate net assets up to $1 billion, 0.03% of the Fund’s average aggregate net assets between $1 billion and $10 billion, and 0.01% of the Fund’s average aggregate net assets in excess of $10 billion. For their services to the PNC Money Market Funds as Co-Administrators during the fiscal year ended May 31, 2017, approximately 0.0124% was allocated to BNY Mellon and approximately 0.0272% was allocated to the Adviser in aggregate. Total fees paid by the PNC Money Market Funds to the Adviser for the fiscal year ended May 31, 2017 were $3,048,809.

BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of other money market funds offered by the Trusts, or the money market funds of BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fee paid to the Adviser by a PNC money market fund with respect to a Fund’s short-term cash reserves swept into a PNC money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amount invested by PNC Treasury Money Market Fund in BlackRock Treasury Trust Fund remained unchanged during the fiscal year ended May 31, 2017.

Details of affiliated holdings at May 31, 2017 are included in the respective Fund’s Schedule of Investments.

Dividends received from such investment are reported as “Income from affiliate” in the Fund’s Statement of Operations.

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4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

BNY Mellon serves as the Custodian of the Trusts. The Custodian fees for the Trusts (excluding the Target Date Funds) are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds), 0.002% of the next $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds) and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trusts (excluding the Target Date Funds). The Custodian fees are allocated to the Trusts (excluding the Target Date Funds) based on each Fund’s relative average daily net assets. BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

Distribution/12b-1 Fees

For its services to the Trusts, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser. PNC Funds has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, PNC Government Money Market Fund and PNC Treasury Money Market Fund reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of those Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through September 28, 2017, at which time the Board will consider whether to renew, revise or discontinue it.

During the fiscal year ended May 31, 2017, the 12b-1 accrual was at an annual rate of 0.00% for each of PNC Government Money Market Fund and PNC Treasury Money Market Fund.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. Fees are allocated to the Funds based on a number of factors, including number of accounts serviced.

5. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the fiscal year ended May 31, 2017 and for each Fund’s open tax years (years ended May 31, 2014 through May 31, 2016) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The tax character of dividends and distributions paid during the fiscal years ended May 31, 2017 and May 31, 2016 were as follows:

Ordinary Income (000)
Government Money Market Fund
2017	$26,869
2016	783

Treasury Money Market Fund
2017	2,334
2016	103

Advantage Institutional Treasury Money Market
Fund
2017	1,076
2016	68

As of May 31, 2017, the components of total net assets on a tax basis were as follows:

	Paid-in Capital	Undistributed Ordinary Income	Capital Loss Carryforward	Late-Year Losses Deferred	Other Temporary Differences	Total Net Assets
	(000)	(000)	(000)	(000)	(000)	(000)
Government Money Market Fund	$8,989,196	$91	$ –	$–	$(236)	$8,989,051
Treasury Money Market Fund	1,067,444	48	(8)	–	(110)	1,067,374
Advantage Institutional Treasury Money Market Fund	543,274	24	–*	–*	(32)	543,266
*Amount represents less than $500.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2017:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Losses	Paid-in Capital
	(000)	(000)	(000)
Treasury Money Market Fund	$1	$–	$(1)
Institutional Treasury Money Market Fund	1	–	(1)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2017, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)
Government Money Market Fund	$60
Treasury Money Market Fund	1

At May 31, 2017, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2018	Indefinite	Total
Treasury Money Market Fund	$8	$–*	$8
Advantage Institutional Treasury Money Market Fund	–	–*	–*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short-term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

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Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees and third-party insurance.

7. Borrowing Arrangements

InterFund Lending

The Trusts have received an exemptive order from the SEC that permits the Funds to lend money and borrow money for temporary purposes directly to and from another Fund pursuant to a master interfund lending agreement. The Money Market Funds do not participate in the interfund lending program as borrowing or lending funds.

8. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

9. SEC-Adopted Amendments

On October 13, 2016, the SEC adopted new and amended rules, as applicable, (the “Rules”) to modernize and enhance the reporting and disclosure of information by registered investment companies. The Rules are intended to enhance the quality of information available to investors and allow the SEC to more effectively collect and use data reported by funds. These Rules generally become effective in 2018. Management is currently evaluating the implications of the Rules and the impact on the Funds’ financial statement disclosures, if any.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

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( U n a u d i t e d )

The information set forth below is for each Fund’s fiscal year as required by Federal income tax laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2017 income tax purposes will be sent to them in early 2018. Please consult your tax adviser for proper treatment of this information.

Proxy Voting

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trusts voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the first and third fiscal quarters of the Trusts. The Forms N-Q of the Trusts are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the website of the Trusts at pncfunds.com.

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P N C  M o n e y  M a r k e t  F u n d s

P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y  &  P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

•	As Authorized – if you request or authorize the disclosure of the information.

•

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

•	to maintain physical, electronic and procedural safe guards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.

(2)The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, NY 11217

P.O. Box 9795 Providence, RI 02940-9795

Item 2. Code of Ethics.

(a)

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Dorothy A. Berry, L. White Matthews III and Stephen M. Todd is each qualified to serve as an Audit Committee financial expert serving on its Audit Committee and that each is “independent,” as defined by paragraph (a)(2) of this Item.

Item 4. Principal Accountant Fees and Services.

•

Registrant may incorporate the following information by reference, if this information has been disclosed in the Registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for the audit of the Registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $33,672 and $25,794 for the fiscal years ended May 31, 2017 and 2016, respectively.

Audit-Related Fees

(b)

The aggregate fees billed for assurance and related services by the Registrant’s independent auditors that are reasonably related to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) above were $0 and $0 for the fiscal years ended May 31, 2017 and 2016, respectively.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2017 and 2016, respectively.

Tax Fees

(c)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for tax-related services were $853 and $1,581 for the fiscal years ended May 31, 2017 and 2016, respectively. The fees are associated with the review of certain funds’ excise tax calculations and Subchapter M distribution requirements; and, the review of six funds’ federal and state income tax returns and Subchapter M distribution requirements.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Registrant’s independent auditors for tax-related services provided to the Registrant’s investment adviser and other services providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2017 and 2016, respectively.

All Other Fees

(d)

The aggregate fees billed for all professional services provided by the Registrant’s independent auditors to the Registrant other than those set forth in paragraphs (a), (b), and (c) above were $0 and $0 for the fiscal years ended May 31, 2017 and 2016, respectively.

The aggregate fees billed in each of the last two fiscal years for all professional services other than those set forth in paragraphs (b) and (c) above provided by the Registrant’s independent auditors to the Registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2017 and 2016, respectively.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

1.	Determine the firm to be employed as the Funds’ independent auditors and the terms of their engagement for the Funds’ audit and non-audit services.

(a)

The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)

The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2.

Review and approve in advance with the independent auditors each non-audit engagement involving the Funds’ independent auditor and the Funds’ investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

(a)

The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds’ independent auditor by the Funds’ investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds’ Audit Committee; (ii) such services were not recognized by the Funds’ adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

(e)(2)

There were no percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed in each of the last two fiscal years by the Registrant’s independent auditors for services rendered to the Registrant and its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and other service providers under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2017 and 2016, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other)

Pursuant to the “Iran Threat Reduction and Syria Human Rights Act of 2012” (the “Act”) please indicate whether the Registered Investment Company or any of its other affiliates has made investments or has engaged in specific activities in Iran within its last fiscal year end. A registered investment company or its affiliates will be required to disclose its activities if it has done the following: (i) knowingly engaged in an activity described in subsection (a) or (b) of Section 5 of the Iran Sanctions Act of 1996; (ii) knowingly engaged in any activity described in subsection (c)(2) of section 104 of the Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010, or a transaction described in section (d)(l) of that section; (iii) knowingly conducted any transaction or dealing with: (a) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13224; (b) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13382; and (c) any person or entity identified under section 560.304 of title 31, Code of Federal Regulations; or (iv) knowingly conducting any transaction or dealing with any person defined as the “Government of Iran” in 31 CFR 560.304 without specific authorization of a Federal department or agency.

Neither the Registrant nor any of its other affiliates has knowingly made investments or has knowingly engaged in specific activities in Iran within its last fiscal year end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	7/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	7/27/2017

By (Signature and Title)*	/s/John Kernan
John Kernan, Vice President and Treasurer
(principal financial officer)

Date	7/27/2017

*	Print the name and title of each signing officer under his or her signature.